Employee benefits, Defined benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [abstract]
Balance at period start	$ 175,560	$ 164,207
Interest cost	(225)	(140)
Benefits paid	(379)	(9,272)
Miscellaneous	80	(296)
Actuarial losses and gains	(10,801)	(223)
Balance at period end	176,606	175,560
Pensions and Seniority Premiums [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	4,114	5,460
Interest cost	12,994	12,015
Pensions and Seniority Premiums [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at period start	153,572	144,049
Current service cost	4,114	5,460
Interest cost	12,994	12,015
Benefits paid	(165)	(296)
Benefits paid from plan assets	(8,840)	(9,272)
Miscellaneous	300	908
Actuarial losses and gains	(7,847)	708
Balance at period end	154,128	153,572
Termination of Employment [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	1,858	1,868
Interest cost	2,245	1,941
Termination of Employment [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at period start	24,687	21,809
Current service cost	1,858	1,868
Interest cost	2,245	1,941
Benefits paid	(214)	0
Benefits paid from plan assets	0	0
Miscellaneous	(18)	0
Actuarial losses and gains	(2,954)	(931)
Balance at period end	$ 25,604	$ 24,687